Other Disclosures	12 Months Ended
Dec. 31, 2018
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1          Related party disclosures

The Company is controlled by NB FP Investment K/S and its affiliates (collectively “NB”). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB. See Note 6.2 for additional related party transactions.

A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as “Danish Legal Services”. The director serves on the Company’s board of directors in his individual capacity and not as a representative of the law firm.

Two directors of the Company, who were elected to the board of directors on May 6, 2016, each entered into a four-year consulting agreement with the Company. One of the consulting agreements commenced in September 2015 and the second during October 2016. The consulting agreements provided for the granting of 25,000  (250,000 after the Share Split) and 12,500  (125,000 after the Share Split) deferred shares, respectively, as full compensation for services to be rendered. The deferred shares vest in equal increments annually over four years from the date of grant. Unvested deferred shares vest immediately in the event there is a change in control as defined in the award agreement. The board member who holds 25,000 deferred shares did not stand for re-election and accordingly the consultant's role as a board member terminated at the time of the Company's Annual Shareholder meeting on May 3, 2017. Subsequent to the Amendment, the consultant who remains on the Company's board of directors holds 121,000 deferred shares and the consultant whose role as a board member terminated at the time of the Company's Annual Shareholder meeting on May 3, 2017 holds 194,000 deferred shares. Share-based remuneration paid to the consultants while the consultants were members of the Company’s board of directors is referred to in the table below as “Consulting Services.”

Beginning in 2013, the Company was part of a Danish joint tax group with Tech Growth Invest ApS and subsidiaries of Tech Growth Invest ApS. The Company’s participation in the Tech Growth Invest ApS Danish joint tax group ceased on January 1, 2016. On January 1, 2016, the Company became part of a new Danish joint taxation group with NB FP Investment General Partner ApS, Forward Pharma FA ApS, Operations and FWP IP. See Note 3.4 for additional information.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant year or as of yearend. All amounts disclosed in the table below exclude VAT:

	Year ended or as of December 31,
	2018	2017	2016
	USD ‘000	USD ‘000	USD ‘000
Purchase of services from NB	76	68	68
Danish Legal Services	396	1,454	1,377
Consulting Services	71	188	202
Amounts owed to related parties	113	283	723
Amounts owed by related parties	—	—	—

The above table excludes the related party transactions disclosed in Note 1.1, regarding FWP IP, and Note 6.2, regarding Aditech Pharma AG.

Terms and conditions of transactions with related parties

Amounts due to related parties are uncollateralized and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Transactions with key management

The Group has not granted any loans, guarantees, or other commitments to or on behalf of any key management personnel.

Other than the remuneration including share‑based payment relating to key management personnel described in Notes 3.2 and 3.3, no other transactions have taken place with key management personnel during the period presented herein.

Compensation paid to the members of the board of directors

Compensation to members of the Company’s board of directors, excluding non-cash share‑based compensation, for each of the years ended December 31, 2018, 2017 and 2016 totaled $60,000,  $373,000 and $87,000 respectively. Share‑based compensation paid to members of the Company’s board of directors for each of the years ended December 31, 2018, 2017 and 2016 totaled $495,000, $1.3 million and $2.2 million respectively. As discussed in more detail in Note 3.3, during the year ended December 31, 2017, certain amounts were paid to warrant and option holders, including members of the board of directors, that were deemed to be a partial repurchase of equity awards and accounted for as a reduction to shareholders' equity. The amounts disclosed above exclude $65,000 and $864,000 that was paid to members of the board of directors that were deemed to be a partial repurchase of equity awards for the year ended December 31, 2018 and 2017 respectively.

6.2          Commitments and contingent liabilities

Leasing activities

Lease contracts, where the lessor retains the significant risks and rewards associated with the ownership of the asset, are classified as operating leases. The Group’s operating leases are for office space.

Lease payments under operating leases for office space are recognized in the statement of profit and loss over the lease term. The total remaining non‑cancellable operating lease commitment as of December 31, 2018 is $54,000 of which $51,000 and $3,000 is payable during each of the years ending December 31, 2019 and 2020 respectively. Operating lease payments recognized as an expense amounted to $102,000,  $128,000 and $124,000 for each of the years ended December 31, 2018, 2017 and 2016 respectively.

The Company has a non-cancellable service agreement that requires annual payments of $2,000 through May 2022.

As of December 31, 2018 and 2017, the other non-current asset is the rent security deposit on leased office space.

Contingent liabilities

Contingent liabilities are liabilities that arose from past events but whose existence will only be confirmed by the occurrence or non‑occurrence of future events that in some situations are beyond the Groups’ control. See Note 3.4 for tax contingencies.

In 2004, a private company Aditech Pharma AB (together with its successor‑in‑interest Aditech Pharma AG, “Aditech”), controlled by NB, began developing and filing patents for, among other things, formulations and dosing regimens of DMF. In 2005, the Company entered into a patent license agreement with Aditech to license this patent family from Aditech. In 2010, the Company acquired this patent family from Aditech pursuant to a patent transfer agreement (the “Transfer Agreement”) that replaced the patent license agreement. Under the Transfer Agreement, the Company obtained, among other things, Aditech’s patents and associated know‑how related to DMF formulations and delivery systems (the “Aditech IP”). In connection with the License Agreement, the Company and Aditech executed an addendum to the Transfer Agreement (the “Addendum”). The Addendum clarified certain ambiguities with respect to the compensation due to Aditech in the event the Company would enter into the License Agreement and also provided for Aditech to waive certain rights under the Transfer Agreement. The Addendum specifies that Aditech receives 2% of the Non‑refundable Fee (or $25 million) and is entitled to additional compensation should the Company receive royalties from Biogen under the License Agreement. If royalties are paid to the Company in accordance with the License Agreement, Aditech will be entitled to receive a cash payment equal to 2% of the same base amount with respect to which the Company’s royalty percentage is calculated, accruing from the same period of time as any royalty payment payable by Biogen to the Company (prior to taking into account taxes, duties and VAT, if any). Aditech is considered to be a related party of the Company due to control over Aditech by NB. The $25 million due to Aditech in accordance with the Addendum and in connection with the Company's receipt of the Non-refundable Fee was paid during May 2017.

As part of the project for the development of new or innovative products and procedures in the Free State of Saxony, Germany, the Sächsische Aufbaubank—Förderbank (“SAB”) awarded FP GmbH a grant (“Grant”) of €3.8 million ($4.4 million based on the December 31, 2018 exchange rate) that subsidized certain product development costs incurred by FP GmbH during the period from March 2007 to December 2008. In June 2012, the SAB concluded the proceeding of proof of correct use of the Grant and determined that FP GmbH was in compliance with the terms of the Grant. In January 2017, the SAB informed the Company that FP GmbH had no further obligation to perform under the Grant or to repay the Grant. The SAB maintains the right to revoke the Grant and demand repayment of the Grant plus interest in the event the SAB in the future determines that FP GmbH failed to comply with the terms of the Grant.

6.3         Events after the reporting period

Subsequent to December 31, 2018, there were no events that were required to be reported except for the matters discussed in Note 1.2 regarding the final decision reached in the Interference Proceeding, Biogen’s purchase of the intellectual property in the United States associated with the Company, and the expiration of 100,000 deferred shares as discussed in Note 3.3.